SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Mar. 21, 2024	Jul. 30, 2024	Jul. 19, 2024	Jun. 27, 2024	Jan. 23, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 22, 2024
Purchase price for the acquisition amounted					$ 637,080
Consideration share					280,000
Bid price			closing bid price of $1.00 or greater per common share for ten (10) consecutive business days from July 5, 2024 to July 18, 2024
Minimum bid price			$ 1.00
Closing bid of shares of common stock			$ 1.00
Fair value of shares					$ 319,200
Settelment amount					317,880
Intangible asset					$ 637,080
Common stock share sold	901,488					901,488
Gross proceeds from share sold	$ 648,893						$ 0	$ 6,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001
Deadline report		Nasdaq further extended the filing deadline through October 14, 2024
Notification Letter [Member]
Bid price			closing bid price of $1.00 or greater per common share for ten consecutive business days from July 5, 2024 to July 18, 2024
Minimum bid price			$ 1.00
Placement Agent [Member]
Fees and other commissions	23,153					$ 19,467
Net proceeds	$ 625,740					$ 629,426
Pharmalink [Member]
First purchase order				130,000
First year purchase order				500,000
Over year five purchase order				3,000,000